Financial Assets and Liabilities - Loans, borrowings and debentures - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Period of lease term of short-term leases	12 months
Lease liabilities	R$ 3,267,678	R$ 3,001,847	R$ 4,594,888
Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest	5.32%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Lessee’s incremental borrowing rate applied to the lease liabilities	10.90%	10.90%
Hedged risk position percentage	60.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Lessee’s incremental borrowing rate applied to the lease liabilities	14.20%	14.20%
Hedged risk position percentage	140.00%
CDI | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest	9.15%
Secured | BNDES
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted	R$ 3,328,076	R$ 3,687,323
Secured | BNDES | Weighted average
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate	1.04%
Secured | European investment bank
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted	R$ 79,020	R$ 133,000